Offerings	Sep. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	11,608,162
Maximum Aggregate Offering Price	$ 110,283,220.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,230.11
Rule 457(f)	true
Amount of Securities Received | shares	37,898,014
Value of Securities Received, Per Share	2.91
Value of Securities Received	$ 110,283,220.74
Cash Consideration Paid	0.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 110,283,220.74
Offering Note	The amount registered represents the estimated maximum number of shares of common stock, $0.01 par value per share, of TPG Mortgage Investment Trust, Inc. ("MITT" and such shares, the "MITT Common Stock") to be issuable upon the completion of the transactions described herein. The aggregate number of shares of MITT Common Stock being registered is based on (a) 37,898,014 shares of common stock, $0.01 par value per share, of Cherry Hill Mortgage Investment Corporation ("CHMI" and such shares, the "CHMI Common Stock") outstanding as of August 7, 2026, which includes 168,068 shares of CHMI Common Stock subject to outstanding CHMI restricted stock awards, 436,654 shares of CHMI Common Stock reserved for issuance subject to outstanding CHMI restricted stock units, 717,054 shares of CHMI Common Stock reserved for issuance subject to outstanding CHMI performance stock units (assuming maximum performance payout percentage), and 531,712 shares of CHMI Common Stock reserved for issuance subject to outstanding CHMI LTIP Units, and excludes 734,800 Canceled Shares, multiplied by (b) an exchange ratio of 0.3063 shares of MITT Common Stock for each share of CHMI Common Stock. The proposed maximum aggregate offering price is estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act and is based on the product of (x) $2.91 per share (the average of the high and low prices per share of CHMI Common Stock as reported on the New York Stock Exchange on September 10, 2026), multiplied by (y) 37,898,014, the estimated maximum number of shares of CHMI Common Stock that may be converted in the Company Merger described herein.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	8.20% Series D Cumulative Redeemable Preferred Stock
Amount Registered | shares	2,781,635
Maximum Aggregate Offering Price	$ 60,778,724.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,393.54
Rule 457(f)	true
Amount of Securities Received | shares	2,781,635
Value of Securities Received, Per Share	21.85
Value of Securities Received	$ 60,778,724.75
Cash Consideration Paid	0.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 60,778,724.75
Offering Note	The number of shares of MITT 8.20% Series D Cumulative Redeemable Preferred Stock, par value $0.01 per share, (such shares, the "MITT Series D Preferred Stock") being registered is based upon the number of shares of CHMI 8.20% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share (such shares, the "CHMI Series A Preferred Stock"), amounting to 2,781,635 issued and outstanding as of August 7, 2026, for which shares of MITT Series D Preferred Stock are to be exchanged on a one-to-one basis in connection with the Company Merger. The proposed maximum aggregate offering price is calculated pursuant to Rule 457(f)(1) and Rule 457(c) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee based on the average of the high and low prices for shares of CHMI Series A Preferred Stock as reported on the New York Stock Exchange on September 10, 2026 ($21.85 per share), multiplied by the maximum number of shares of CHMI Series A Preferred Stock (2,781,635) that may be exchanged for shares of the MITT Series D Preferred Stock being registered.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series E Floating Rate Cumulative Redeemable Preferred Stock
Amount Registered | shares	1,604,103
Maximum Aggregate Offering Price	$ 38,322,020.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,292.27
Rule 457(f)	true
Amount of Securities Received | shares	1,604,103
Value of Securities Received, Per Share	23.89
Value of Securities Received	$ 38,322,020.67
Cash Consideration Paid	0.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 38,322,020.67
Offering Note	The number of shares of MITT Series E Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share, (such shares, the "MITT Series E Preferred Stock") being registered is based upon the number of shares of CHMI 8.250% Series B Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, $0.01 par value per share (such shares, the "CHMI Series B Preferred Stock"), amounting to 1,604,103 issued and outstanding as of August 7, 2026, for which shares of MITT Series E Preferred Stock are to be exchanged on a one-to-one basis in connection with the Company Merger. The proposed maximum aggregate offering price is calculated pursuant to Rule 457(f)(1) and Rule 457(c) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee based on the average of the high and low prices for shares of CHMI Series B Preferred Stock as reported on the New York Stock Exchange on September 10, 2026 ($23.89 per share), multiplied by the maximum number of shares of CHMI Series B Preferred Stock (1,604,103) that may be exchanged for shares of the MITT Series E Preferred Stock being registered.